SUBSEQUENT EVENTS - Incorporation of shares (Details) - BRL (R$)	1 Months Ended
	Mar. 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	95.20%
Borrowings.			R$ 59,106,522,000	R$ 44,015,645,000
Proportion of indirect ownership interest in subsidiary			49.00%
Retiro Baixo Energtica S.A.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of indirect ownership interest in subsidiary		98.90%
Baguari Energia S.A.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of indirect ownership interest in subsidiary		100.00%
Chesf Credit Transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings.	R$ 96,786
Incorporation of Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares withdrawn	4,361
Amount paid as reimbursement to dissident shareholders	R$ 212,000